Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses

The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$406,092	$1,382	$(11,913)	$395,561
Obligations of state and political obligations	105,300	2,435	(256)	107,479
Mortgage-backed securities	1,450,194	10,031	(27,947)	1,432,278
Other securities	1,460	19	—	1,479

Total securities available for sale	$1,963,046	$13,867	$(40,116)	$1,936,797

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$34,478	$484	$—	$34,962
Obligations of state and political obligations	84,290	1,463	(1,624)	84,129
Mortgage-backed securities	35,341	258	(2,124)	33,475

Total securities held to maturity	$154,109	$2,205	$(3,748)	$152,566

	December 31, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$281,746	$4,364	$(386)	$285,724
Obligations of state and political obligations	120,680	6,573	(178)	127,075
Mortgage-backed securities	1,303,030	29,108	(1,482)	1,330,656
Other securities	1,460	89	—	1,549

Total securities available for sale	$1,706,916	$40,134	$(2,046)	$1,745,004

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$69,949	$1,244	$—	$71,193
Obligations of state and political obligations	88,909	4,730	(113)	93,526
Mortgage-backed securities	46,204	728	(153)	46,779

Total securities held to maturity	$205,062	$6,702	$(266)	$211,498

Schedule of Exposure to Investment Security Issuers Exceed Ten Percentage of Shareholders' Equity

At December 31, 2013, the Company’s exposure to two investment security issuers individually exceeded 10% of shareholders’ equity:

(Dollars in thousands)	Amortized Cost	Market Value
Federal National Mortgage Association (Fannie Mae)	$1,099,986	$1,084,466
Federal Home Loan Mortgage Corporation (Freddie Mac)	633,222	619,101

	$1,733,208	$1,703,567

Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2013
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(11,764)	$298,515	$(149)	$5,515	$(11,913)	$304,030
Obligations of state and political obligations	(30)	2,415	(226)	1,047	(256)	3,462
Mortgage-backed securities	(23,749)	864,899	(4,198)	81,870	(27,947)	946,769

Total securities available for sale	$(35,543)	$1,165,829	$(4,573)	$88,432	$(40,116)	$1,254,261

Securities held to maturity:
Obligations of state and political obligations	$(1,181)	$29,355	$(443)	$6,240	$(1,624)	$35,595
Mortgage-backed securities	(952)	12,913	(1,172)	11,616	(2,124)	24,529

Total securities held to maturity	$(2,133)	$42,268	$(1,615)	$17,856	$(3,748)	$60,124

	December 31, 2012
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(386)	$59,741	$—	$—	$(386)	$59,741
Obligations of state and political obligations	—	—	(178)	1,094	(178)	1,094
Mortgage-backed securities	(1,473)	180,027	(9)	3,919	(1,482)	183,946

Total securities available for sale	$(1,859)	$239,768	$(187)	$5,013	$(2,046)	$244,781

Securities held to maturity:
Obligations of state and political obligations	$(113)	$8,242	$—	$—	$(113)	$8,242
Mortgage-backed securities	(153)	16,262	—	—	(153)	16,262

Total securities held to maturity	$(266)	$24,504	$—	$—	$(266)	$24,504

Schedule of Other-Than-Temporarily Impaired Investment Security Portion of Unrealized Loss Recognized in Other Comprehensive Income

The following table reflects activity during the years ended December 31, 2013, 2012, and 2011 related to credit losses on the other-than-temporarily impaired investment security where a portion of the unrealized loss was recognized in other comprehensive income.

(Dollars in thousands)	2013	2012	2011
Balance at beginning of period	$(1,273)	$(1,273)	$(764)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	—
Credit losses on securities for which OTTI was previously recognized	—	—	(509)
Reduction for securities sold/settled during the period	—	—	—

Balance at end of period	$(1,273)	$(1,273)	$(1,273)

Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity

The amortized cost and estimated fair value of investment securities by maturity at December 31, 2013 are shown in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
	Weighted		Estimated	Weighted		Estimated
	Average	Amortized	Fair	Average	Amortized	Fair
(Dollars in thousands)	Yield	Cost	Value	Yield	Cost	Value
Within one year or less	2.03%	$17,184	$17,355	1.85%	$24,548	$24,719
One through five years	1.36	231,505	230,338	3.01	18,026	18,557
After five through ten years	2.09	558,892	552,993	2.74	24,692	24,971
Over ten years	2.19	1,155,465	1,136,111	3.10	86,843	84,319

	2.06%	$1,963,046	$1,936,797	2.83%	$154,109	$152,566

Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale

The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Realized gains	$2,387	$3,754	$3,429
Realized losses	(110)	(15)	(7)

	$2,277	$3,739	$3,422

Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets

At December 31, 2013 and 2012, the Company included the following securities in “Other assets” on the consolidated balance sheets:

(Dollars in thousands)	2013	2012
Federal Home Loan Bank (FHLB) stock	$24,369	$16,860
Federal Reserve Bank (FRB) stock	28,098	28,155
Other investments	1,306	1,201

	$53,773	$46,216